Loans - Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 3,790,901	$ 3,465,352
Accrued interest excluded from total	12,500	10,009
Current period gross charge-offs	3,796	2,486	$ 2,434
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	313,144	328,479
Financing receivable, year two, originated, fiscal year before current fiscal year	327,184	249,861
Financing receivable, year three, originated, two years before current fiscal year	203,020	97,516
Financing receivable, year four, originated, three years before current fiscal year	79,908	150,582
Financing receivable, year five, originated, four years before current fiscal year	127,798	90,533
Financing receivable, originated, more than five years before current fiscal year	282,057	267,041
Revolving Loans Amortized Cost Basis	346,620	282,841
Total loans	1,679,731	1,466,853
Accrued interest, current fiscal year	787	847
Accrued interest, fiscal year before current fiscal year	1,123	646
Accrued interest, two years before current fiscal year	563	234
Accrued interest, three years before current fiscal year	201	473
Financing receivable, accrued interest, four years before current fiscal year	467	387
Accrued interest, more than five years before current fiscal year	987	823
Accrued interest, revolving	1,615	999
Accrued interest excluded from total	5,743	4,409
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	960
Gross charge-offs, five years or more before current	69
Gross charge-offs, revolving	25
Current period gross charge-offs	1,054	0	$ 0
Commercial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	313,048	327,799
Financing receivable, year two, originated, fiscal year before current fiscal year	321,945	244,169
Financing receivable, year three, originated, two years before current fiscal year	201,509	96,354
Financing receivable, year four, originated, three years before current fiscal year	77,328	143,554
Financing receivable, year five, originated, four years before current fiscal year	121,282	87,295
Financing receivable, originated, more than five years before current fiscal year	274,225	255,422
Revolving Loans Amortized Cost Basis	334,486	279,936
Total loans	1,643,823	1,434,529
Commercial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	96	680
Financing receivable, year two, originated, fiscal year before current fiscal year	5,239	4,721
Financing receivable, year three, originated, two years before current fiscal year	964	1,094
Financing receivable, year four, originated, three years before current fiscal year	2,580	6,459
Financing receivable, year five, originated, four years before current fiscal year	6,495	1,115
Financing receivable, originated, more than five years before current fiscal year	7,800	6,115
Revolving Loans Amortized Cost Basis	11,938	2,905
Total loans	35,112	23,089
Commercial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	971
Financing receivable, year three, originated, two years before current fiscal year	547	68
Financing receivable, year four, originated, three years before current fiscal year	0	569
Financing receivable, year five, originated, four years before current fiscal year	21	2,123
Financing receivable, originated, more than five years before current fiscal year	4	5,466
Revolving Loans Amortized Cost Basis	196	0
Total loans	768	9,197
Commercial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	28	38
Revolving Loans Amortized Cost Basis	0	0
Total loans	28	38
Commercial | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	110,568	158,241
Financing receivable, year two, originated, fiscal year before current fiscal year	157,954	94,761
Financing receivable, year three, originated, two years before current fiscal year	71,592	59,141
Financing receivable, year four, originated, three years before current fiscal year	50,224	47,870
Financing receivable, year five, originated, four years before current fiscal year	46,770	30,929
Financing receivable, originated, more than five years before current fiscal year	100,269	100,822
Revolving Loans Amortized Cost Basis	272,768	240,699
Total loans	810,145	732,463
Accrued interest, current fiscal year	239	238
Accrued interest, fiscal year before current fiscal year	438	178
Accrued interest, two years before current fiscal year	132	146
Accrued interest, three years before current fiscal year	128	105
Financing receivable, accrued interest, four years before current fiscal year	120	181
Accrued interest, more than five years before current fiscal year	326	308
Accrued interest, revolving	1,327	890
Accrued interest excluded from total	2,710	2,046
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	69
Gross charge-offs, revolving	25
Current period gross charge-offs	94
Commercial | Commercial and industrial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	110,472	157,561
Financing receivable, year two, originated, fiscal year before current fiscal year	152,715	89,251
Financing receivable, year three, originated, two years before current fiscal year	70,081	58,292
Financing receivable, year four, originated, three years before current fiscal year	47,644	45,792
Financing receivable, year five, originated, four years before current fiscal year	42,576	30,715
Financing receivable, originated, more than five years before current fiscal year	97,960	95,908
Revolving Loans Amortized Cost Basis	260,634	237,906
Total loans	782,082	715,425
Commercial | Commercial and industrial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	96	680
Financing receivable, year two, originated, fiscal year before current fiscal year	5,239	4,539
Financing receivable, year three, originated, two years before current fiscal year	964	781
Financing receivable, year four, originated, three years before current fiscal year	2,580	1,690
Financing receivable, year five, originated, four years before current fiscal year	4,173	105
Financing receivable, originated, more than five years before current fiscal year	2,277	4,474
Revolving Loans Amortized Cost Basis	11,938	2,793
Total loans	27,267	15,062
Commercial | Commercial and industrial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	971
Financing receivable, year three, originated, two years before current fiscal year	547	68
Financing receivable, year four, originated, three years before current fiscal year	0	388
Financing receivable, year five, originated, four years before current fiscal year	21	109
Financing receivable, originated, more than five years before current fiscal year	4	402
Revolving Loans Amortized Cost Basis	196	0
Total loans	768	1,938
Commercial | Commercial and industrial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	28	38
Revolving Loans Amortized Cost Basis	0	0
Total loans	28	38
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	202,576	170,238
Financing receivable, year two, originated, fiscal year before current fiscal year	169,230	155,100
Financing receivable, year three, originated, two years before current fiscal year	131,428	38,375
Financing receivable, year four, originated, three years before current fiscal year	29,684	102,712
Financing receivable, year five, originated, four years before current fiscal year	81,028	59,604
Financing receivable, originated, more than five years before current fiscal year	181,788	166,219
Revolving Loans Amortized Cost Basis	73,852	42,142
Total loans	869,586	734,390
Accrued interest, current fiscal year	548	609
Accrued interest, fiscal year before current fiscal year	685	468
Accrued interest, two years before current fiscal year	431	88
Accrued interest, three years before current fiscal year	73	368
Financing receivable, accrued interest, four years before current fiscal year	347	206
Accrued interest, more than five years before current fiscal year	661	515
Accrued interest, revolving	288	109
Accrued interest excluded from total	3,033	2,363
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	960
Gross charge-offs, five years or more before current	0
Gross charge-offs, revolving	0
Current period gross charge-offs	960
Commercial | Commercial real estate | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	202,576	170,238
Financing receivable, year two, originated, fiscal year before current fiscal year	169,230	154,918
Financing receivable, year three, originated, two years before current fiscal year	131,428	38,062
Financing receivable, year four, originated, three years before current fiscal year	29,684	97,762
Financing receivable, year five, originated, four years before current fiscal year	78,706	56,580
Financing receivable, originated, more than five years before current fiscal year	176,265	159,514
Revolving Loans Amortized Cost Basis	73,852	42,030
Total loans	861,741	719,104
Commercial | Commercial real estate | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	182
Financing receivable, year three, originated, two years before current fiscal year	0	313
Financing receivable, year four, originated, three years before current fiscal year	0	4,769
Financing receivable, year five, originated, four years before current fiscal year	2,322	1,010
Financing receivable, originated, more than five years before current fiscal year	5,523	1,641
Revolving Loans Amortized Cost Basis	0	112
Total loans	7,845	8,027
Commercial | Commercial real estate | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	181
Financing receivable, year five, originated, four years before current fiscal year	0	2,014
Financing receivable, originated, more than five years before current fiscal year	0	5,064
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	7,259
Commercial | Commercial real estate | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	$ 0	$ 0